Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument, Redemption [Line Items]
Remainder of 2016	$ 30,042
2017	50,084
2018	48,495
2018	28,582
2019	17,650
2021 and thereafter	71,650
Total	246,503
Total	652,048	$ 671,690
Balloon Repayment [Member]
Debt Instrument, Redemption [Line Items]
2018	154,927
2019	237,678
2021 and thereafter	12,940
Total	$ 405,545